SUBSEQUENT EVENTS (Detail textuals)		1 Months Ended
	May 11, 2017 USD ($) $ / shares shares	Apr. 20, 2017 USD ($) $ / shares shares	Mar. 29, 2017 USD ($) $ / shares shares	Mar. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized				20,000,000	20,000,000	20,000,000
Series B convertible preferred stock issued and outstanding
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.001	$ 0.001
Co-Investment Fund II L.P.
Subsequent Event [Line Items]
Funding commitment | $			$ 2,000,000
Co-Investment Fund II L.P. | Series C Preferred Stock
Subsequent Event [Line Items]
Number of shares issued in private placement			1,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.001
Sale of stock price per share | $ / shares			$ 2.00
Funding commitment | $			$ 2,000,000
Preferred stock voting rights			20 votes
Preferred stock liquidation preference value, condition, multiple			2.5
Preferred stock, liquidation preference (in dollars per share) | $ / shares			$ 5.00
Convertible preferred stock issued upon conversion			20
Subsequent event | Co-Investment Fund II L.P. | Series C Preferred Stock
Subsequent Event [Line Items]
Percentage of common stock hold		5.00%
Number of shares issued in private placement		1,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 2.00
Funding commitment | $		$ 2,000,000
Preferred stock liquidation preference value, condition, multiple		2.5
Convertible preferred stock issued upon conversion		20
Maximum number of additional units permitted to be sold		500,000
Preferred stock, shares authorized		4,000,000
Subsequent event | Azeez Enterprises | Series C Preferred Stock
Subsequent Event [Line Items]
Percentage of common stock hold	5.00%
Number of shares issued in private placement	75,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 2.00
Subsequent event | John Scarpa | Series C Preferred Stock
Subsequent Event [Line Items]
Number of shares issued in private placement	75,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 2.00
Proceeds from private placement | $	$ 150,000
Subsequent event | John Scarpa | Series B convertible preferred stock issued and outstanding
Subsequent Event [Line Items]
Percentage of common stock hold	5.00%